Note 5 - Bridge Loan Payable - Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
5
– BRIDGE LOAN PAYABLE – STOCKHOLDER

During
January
1,
2015
through
February
12,
2016,
the Company had entered into a series of bridge loan arrangements for total borrowings received and interest accrued of
$422,752
with a major Stockholder and Chairman. The proceeds were used to fund research, development and the general operating activity of the Company. The Company has guaranteed the payment of all principal and interest in the form of the Company’s common stock at a purchase price of
$1.25
per share. The loan bears interest at a rate of
10%
per annum. The Company recorded interest expense of
$7,905
and
$0
for the
nine
months ended
September
30,
2016
and
2015,
respectively. On
February
12,
2016,
the Company converted
$350,000
in principal and accrued interest on the note into shares of Series B Preferred Stock in the Private Offering at a price of
$1.25
per share. On
June
17,
2016,
the Company converted the remaining
$75,265
in principal and accrued interest on the note into shares of Common Stock at a price of
$1.25
per share.

NOTE
5
                   BRIDGE LOAN PAYABLE - STOCKHOLDER

The Company did
not
enter into any bridge loan arrangements during
2014.
During
January
1,
2015
through
December
31,
2015,
the Company had entered into a series of bridge loan arrangements for total borrowings received and interest accrued of
$399,103
with a major Stockholder and Chairman. The proceeds were used to fund research, development and the general operating activity of the Company. The Company has guaranteed the payment of all principal and interest in the form of the Company’s common stock at a purchase price of
$1.25
per share. The loan bears interest at a rate of
10%
per annum. The Company recorded interest expense of
$11,473
for the year ended
December
31,
2015.
Subsequent to
December
31,
2015,
the Company converted
$350,000
in principal on the note into shares of Series B Preferred Stock in the Private Offering at a price of
$1.25
per share. In addition, during
June
2016,
the Company has agreed to convert the remaining principal and interest at
$1.25
per share.